Expense Example - Investor A Shares and Institutional Shares - iShares Russell 1000 Large-Cap Index Fund	Apr. 29, 2021 USD ($)
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 39
Expense Example, with Redemption, 3 Years	156
Expense Example, with Redemption, 5 Years	318
Expense Example, with Redemption, 10 Years	788
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	13
Expense Example, with Redemption, 3 Years	42
Expense Example, with Redemption, 5 Years	73
Expense Example, with Redemption, 10 Years	$ 166